FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Hedging instrument, assets	$ 31
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	64	$ 59
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	57	59
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	7	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	49	70
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	12	35
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	37	35
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,600	11,239
Loans and borrowings | Financial liabilities carried at amortized cost | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost | Level 2
Disclosure of financial liabilities [line items]
Fair Value	9,590	11,814
Loans and borrowings | Financial liabilities carried at amortized cost | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	129	95
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	92	84
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 37	$ 11